Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to the NEOs for the fiscal years ended on December 31, 2022 and December 31, 2021.

In addition, we are also presenting supplemental disclosure further below regarding Company and Peer Group total shareholder return as calculated for the period from August 2, 2021 (the first date following our business combination) through December 31, 2022, which we believe more accurately reflects the Company total shareholder return and Peer Group total shareholder return because it reflects the period following the closing of our business combination when the Company’s management team was responsible for the financial results of the publicly traded entity. See the section below entitled “Supplemental Disclosure – Company TSR and Peer Group TSR”.

FISCAL YEAR	SUMMARY COMPENSATION TABLE FOR PEO (1)	COMPENSATION ACTUALLY PAID TO PEO (1) (2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs (3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs (2) (3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (5)	TOTAL REVENUE (6)
					COMPANY TOTAL SHAREHOLDER RETURN (4)	PEER GROUP TOTAL SHAREHOLDER RETURN (4)
2022	$848,775	($48,636,742) (7)	$2,742,155 (7)	$1,389,402	$65	$76	$38,406,000	$782,448,000
2021	$137,105,075	$191,854,081 (8)	$4,581,638 (8)	$10,639,918	$86	$98	($248,919,000)	$688,288,000

(1)	The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is Githesh Ramamurthy.
(2)	In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The following Monte Carlo valuation assumptions used to calculate such fair values of our TSR-based PSUs materially differed from those utilized at the time of grant:
AWARD	VALUATION AS OF 12/31/2021					VALUATION AS OF 12/31/2022
	REMAINING PERFORMANCE PERIOD (YEARS)	STOCK PRICE AS OF VALUATION DATE	VOLATILITY	RISK FREE RATE	DIVIDEND YIELD	REMAINING PERFORMANCE PERIOD (YEARS)	STOCK PRICE AS OF VALUATION DATE	VOLATILITY	RISK FREE RATE	DIVIDEND YIELD
2021 PEO Award	2	$11.39	35.00%	0.73%	0.00%	1	$8.70	35.00%	4.73%	0.00%
2021 Award - Non-PEO NEOs	2	$11.39	35.00%	0.73%	0.00%	1	$8.70	35.00%	4.73%	0.00%
2022 Award - Non-PEO NEOs	N/A					2	$8.70	35.00%	4.41%	0.00%

(3)	The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Brian Herb, John Goodson, Michael Silva, and Mary Jo Prigge; and (ii) for fiscal year 2021, Brian Herb and Barrett Callaghan.
(4)	The Company total shareholder return and the Peer Group total shareholder return reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 on December 31, 2020 on the same cumulative basis as is used in Item 201(e) of Regulation S-K. For the period December 31, 2020 through July 30, 2021 (the date of our business combination), the total shareholder return calculations relate to Class A ordinary shares of Dragoneer Growth Opportunities Corp, and for the period following July 30, 2021 through December 31, 2022, the total shareholder return calculations relate to CCC’s common stock.
The peer group used to determine the Peer Group total shareholder return for each applicable fiscal year is the compensation peer group that was disclosed in the section above entitled “Compensation Discussion and Analysis” for that applicable fiscal year. While there were no changes to the Company's compensation peer group between fiscal year 2021 and fiscal year 2022, for the purposes of calculating the Peer Group total shareholder return the following companies, which ceased to be publicly traded during the applicable measurement period, were excluded from the calculation of the Peer Group total shareholder return: Anaplan, Inc., Avalara, Inc., CDK Global, Inc., Cloudera, Inc., and RealPage, Inc.
(5)	Represents the amount of net income reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.
(6)	The Company has selected total revenue as its most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to the NEOs to the Company’s performance for fiscal year 2022. Total revenue represents the amount of revenue reflected in the Company’s audited GAAP financial statements for each applicable fiscal year.
(7)	For fiscal year 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K:
	PEO	AVERAGE NON-PEO NEOs
Total Compensation Reported in 2022 Summary Compensation Table	$848,775	$2,742,155
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	–	($1,982,609)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	–	$1,537,970
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	($44,826,000)	($870,093)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	–	–
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	($4,659,517)	($38,021)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	–	–
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	–	–
Total Adjustments	($49,485,517)	($1,352,753)
Compensation Actually Paid for Fiscal Year 2022	($48,636,742)	$1,389,402

(8)	For fiscal year 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation S-K:
	PEO	AVERAGE NON-PEO NEOs
Total Compensation Reported in 2021 Summary Compensation Table	$137,105,075	$4,581,638
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	($133,482,896)	($3,281,094)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	$119,640,000	$3,181,906
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$4,776,221	$932,085
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	$1,622,265	–
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	$62,193,416	$5,225,383
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	–	–
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	–	–
Total Adjustments	$54,749,006	$6,058,280
Compensation Actually Paid for Fiscal Year 2021	$191,854,081	$10,639,918

Company Selected Measure Name	TOTAL REVENUE
Named Executive Officers, Footnote [Text Block]

(3)	The names of each of the non-PEO NEOs reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Brian Herb, John Goodson, Michael Silva, and Mary Jo Prigge; and (ii) for fiscal year 2021, Brian Herb and Barrett Callaghan.

Peer Group Issuers, Footnote [Text Block]
(4)	The Company total shareholder return and the Peer Group total shareholder return reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 on December 31, 2020 on the same cumulative basis as is used in Item 201(e) of Regulation S-K. For the period December 31, 2020 through July 30, 2021 (the date of our business combination), the total shareholder return calculations relate to Class A ordinary shares of Dragoneer Growth Opportunities Corp, and for the period following July 30, 2021 through December 31, 2022, the total shareholder return calculations relate to CCC’s common stock.
The peer group used to determine the Peer Group total shareholder return for each applicable fiscal year is the compensation peer group that was disclosed in the section above entitled “Compensation Discussion and Analysis” for that applicable fiscal year. While there were no changes to the Company's compensation peer group between fiscal year 2021 and fiscal year 2022, for the purposes of calculating the Peer Group total shareholder return the following companies, which ceased to be publicly traded during the applicable measurement period, were excluded from the calculation of the Peer Group total shareholder return: Anaplan, Inc., Avalara, Inc., CDK Global, Inc., Cloudera, Inc., and RealPage, Inc.

PEO Total Compensation Amount	$ 848,775	$ 137,105,075
PEO Actually Paid Compensation Amount	$ (48,636,742)	191,854,081
Adjustment To PEO Compensation, Footnote [Text Block]
(7)	For fiscal year 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K:
	PEO	AVERAGE NON-PEO NEOs
Total Compensation Reported in 2022 Summary Compensation Table	$848,775	$2,742,155
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	–	($1,982,609)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	–	$1,537,970
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	($44,826,000)	($870,093)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	–	–
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	($4,659,517)	($38,021)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	–	–
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	–	–
Total Adjustments	($49,485,517)	($1,352,753)
Compensation Actually Paid for Fiscal Year 2022	($48,636,742)	$1,389,402

(8)	For fiscal year 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation S-K:
	PEO	AVERAGE NON-PEO NEOs
Total Compensation Reported in 2021 Summary Compensation Table	$137,105,075	$4,581,638
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	($133,482,896)	($3,281,094)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	$119,640,000	$3,181,906
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$4,776,221	$932,085
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	$1,622,265	–
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	$62,193,416	$5,225,383
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	–	–
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	–	–
Total Adjustments	$54,749,006	$6,058,280
Compensation Actually Paid for Fiscal Year 2021	$191,854,081	$10,639,918

Non-PEO NEO Average Total Compensation Amount	$ 2,742,155	4,581,638
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,389,402	10,639,918
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(7)	For fiscal year 2022, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K:
	PEO	AVERAGE NON-PEO NEOs
Total Compensation Reported in 2022 Summary Compensation Table	$848,775	$2,742,155
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	–	($1,982,609)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	–	$1,537,970
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	($44,826,000)	($870,093)
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	–	–
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	($4,659,517)	($38,021)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	–	–
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	–	–
Total Adjustments	($49,485,517)	($1,352,753)
Compensation Actually Paid for Fiscal Year 2022	($48,636,742)	$1,389,402

(8)	For fiscal year 2021, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2021, computed in accordance with Item 402(v) of Regulation S-K:
	PEO	AVERAGE NON-PEO NEOs
Total Compensation Reported in 2021 Summary Compensation Table	$137,105,075	$4,581,638
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	($133,482,896)	($3,281,094)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	$119,640,000	$3,181,906
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$4,776,221	$932,085
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	$1,622,265	–
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	$62,193,416	$5,225,383
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	–	–
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	–	–
Total Adjustments	$54,749,006	$6,058,280
Compensation Actually Paid for Fiscal Year 2021	$191,854,081	$10,639,918

Equity Valuation Assumption Difference, Footnote [Text Block]
(2)	In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The following Monte Carlo valuation assumptions used to calculate such fair values of our TSR-based PSUs materially differed from those utilized at the time of grant:
AWARD	VALUATION AS OF 12/31/2021					VALUATION AS OF 12/31/2022
	REMAINING PERFORMANCE PERIOD (YEARS)	STOCK PRICE AS OF VALUATION DATE	VOLATILITY	RISK FREE RATE	DIVIDEND YIELD	REMAINING PERFORMANCE PERIOD (YEARS)	STOCK PRICE AS OF VALUATION DATE	VOLATILITY	RISK FREE RATE	DIVIDEND YIELD
2021 PEO Award	2	$11.39	35.00%	0.73%	0.00%	1	$8.70	35.00%	4.73%	0.00%
2021 Award - Non-PEO NEOs	2	$11.39	35.00%	0.73%	0.00%	1	$8.70	35.00%	4.73%	0.00%
2022 Award - Non-PEO NEOs	N/A					2	$8.70	35.00%	4.41%	0.00%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Company TSR

As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is directionally aligned with the Company’s total shareholder return over the two years presented in the table. This is because a significant portion of the ‘compensation actually paid’ to the PEO and to the non-PEO NEOs is comprised of equity awards, including TSR-based PSUs and, in 2021, options issued in 2017 which vested in connection with the business combination. As described in more detail in the section titled “Compensation Discussion and Analysis - Target Pay Mix,” approximately 72% of the value of total compensation awarded in fiscal year 2022 to the non-PEO NEOs is comprised of equity awards, including RSUs and PSUs. No equity awards were granted to the PEO in fiscal year 2022, however, in fiscal year 2021 approximately 97% of the PEO’s compensation was in form of equity awards, as described in the “Compensation Discussion and Analysis – Executive Compensation Highlights in Fiscal Year 2022” section and the “Fiscal Year 2022 Summary Compensation Table” above.

The Company’s stock price has had the most profound impact on the change from the compensation reported in the “Fiscal Year 2022 Summary Compensation Table.” Specifically, our stock price performance in 2021 and 2022 has resulted in a significant decline in the fair value of the TSR-based PSUs, as measured at the end of the applicable fiscal years, and particularly as of the end of fiscal year 2022.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is not directionally aligned with the Company’s net income over the two years presented in the table due to the weight placed on equity-based compensation in our pay mix, as well as the impact the Company’s stock price has had on the ‘compensation actually paid’ amounts during the applicable fiscal years. While the Company does not use net income as a performance measure in its overall executive compensation program, the measure of net income is correlated with total revenue, which the Company does use (on a growth basis) when setting goals for the Company’s annual incentive plans and the PSUs that are awarded to the NEOs. As described in more detail in the section titled “Compensation Discuss and Analysis – Target Pay Mix,” approximately 9% of the value of total compensation awarded in fiscal year 2022 to the non-PEO NEOs who served as executive officers of the Company for the complete fiscal year was comprised of amounts determined under the Company’s 2022 AIP.

Further, we note that our net loss in fiscal year 2021 was largely due to increased stock-based compensation expense of approximately $262 million related to our business combination. When adjusting for that and other non-operational items, our adjusted net income was approximately $130 million, an increase of 64% over fiscal year 2020. Reconciliations of our adjusted net income to our net income (loss) for fiscal years 2020 and 2021 appear in our Annual Report on Form 10-K for the fiscal year ending December 31, 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Total Revenue

While we have experienced positive growth in total revenue, with year-over-year revenue growth of 8.7% in fiscal year 2021 (or 15.0% when adjusted for the impact of the divestiture of a portion of our professional services casualty solution in December 2020) and 13.7% in fiscal year 2022, respectively, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO NEOs is not directionally aligned with the Company’s total revenue over the two years presented in the table due to the pay mix in the applicable year and the impact the Company’s stock price has had on the ‘compensation actually paid’ amounts during the applicable fiscal years. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that total revenue is the Company’s most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to the NEOs to company performance for fiscal year 2022. The Company utilized revenue-based goals for the Company’s annual incentive plans for fiscal years 2021 and 2022, as well as for the PSUs that were awarded to the NEOs in those fiscal years. As described in more detail in the section titled “Compensation Discuss and Analysis - Target Pay Mix,” approximately 9% of the value of total compensation awarded in fiscal year 2022 to the non-PEO NEOs who served as executive officers of the Company for the complete fiscal year was comprised of amounts determined under the Company’s 2022 AIP, and approximately 72% of the value of total compensation awarded in fiscal year 2022 to such non-PEO NEOs was comprised of equity awards, specifically RSUs and PSUs.

Total Shareholder Return Vs Peer Group [Text Block]

Company TSR and Peer Group TSR

As demonstrated by the following graph, the Company’s total shareholder return over the two fiscal years presented in the Pay Versus Performance Table was -35%, while the Peer Group total shareholder return was -25% over the same time period. For the period December 31, 2020 through July 30, 2021 (the date of our business combination) the total shareholder return calculations relate to Class A ordinary shares of Dragoneer Growth Opportunities Corp, and for the period following July 30, 2021 through December 31, 2022, the total shareholder return calculations relate to CCC’s common stock. The Company’s total shareholder return underperformed compared to the Company's compensation peer group during the years presented in the graph below. These results, and the TSR-based PSUs granted to the NEOs in fiscal years 2021 and 2022, caused a downward adjustment in the ‘compensation actually paid’ amounts because they are measured on an absolute, and not a relative, basis.

While there were no changes to the Company’s compensation peer group between fiscal year 2021 and fiscal year 2022, for the purposes of calculating the Peer Group total shareholder return the following companies, which ceased to be publicly traded during the applicable measurement period, were excluded from the calculation of the Peer Group total shareholder return: Anaplan, Inc., Avalara, Inc., CDK Global, Inc., Cloudera, Inc., and RealPage, Inc.

Tabular List [Table Text Block]

Pay Versus Performance Tabular List

The following table lists our most important performance measures used by us to link ‘compensation actually paid’ to our NEOs to company performance for fiscal year 2022. The performance measures included in this table are not ranked by relative importance.

MOST IMPORTANT PERFORMANCE MEASURES
Total Revenue
Adjusted EBITDA

Total Shareholder Return Amount	$ 65	86
Peer Group Total Shareholder Return Amount	76	98
Net Income (Loss)	$ 38,406,000	$ (248,919,000)
Company Selected Measure Amount	782,448,000	688,288,000
PEO Name	Githesh Ramamurthy	Githesh Ramamurthy
Additional 402(v) Disclosure [Text Block]

Supplemental Disclosure - Company TSR and Peer Group TSR

As permitted under Item 402(v) of Regulation S-K, the Company is providing the following supplemental disclosure with respect to Company and Peer Group total shareholder return calculated based on a fixed investment of $100 on August 2, 2021, the first date following our business combination, on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The Company believes that these total shareholder return calculations more accurately reflect the comparison of Company total shareholder return and Peer Group total shareholder return because they reflect the period following the closing of our business combination when the Company’s management team was responsible for the financial results of the publicly traded entity.

Measurement Period	Supplemental Company Total Shareholder Return	Supplemental Peer Group Total Shareholder Return
August 2, 2021 – December 31, 2022	$86	$79
August 2, 2021 – December 31, 2021	$113	$96

As demonstrated by the following supplemental graph, the Company’s total shareholder return over the two periods presented in the supplemental table above was -14%, while the Peer Group total shareholder return presented in the supplemental table above was -21% over the same time period. The Company’s total shareholder return outperformed compared to the Company’s compensation peer group during the periods presented in the supplemental table above, which is not reflected in the ‘compensation actually paid’ amounts presented in the Pay Versus Performance Table because the TSR-based PSUs granted to the NEOs in fiscal years 2021 and 2022 are measured on an absolute, and not a relative, basis.

While there were no changes to the Company’s compensation peer group between fiscal year 2021 and fiscal year 2022, for the purposes of calculating the Peer Group total shareholder return for the supplemental table above, the following companies, which ceased to be publicly traded during the applicable measurement period, were excluded from the calculation of the Peer Group total shareholder return: Anaplan, Inc., Avalara, Inc., CDK Global, Inc., Cloudera, Inc., and RealPage, Inc.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
PEO [Member]
Pay vs Performance Disclosure [Table]
Remaining contractual life, 2021 Award	1 year	2 years
Share price, 2021 Award	$ 8.7	$ 11.39
Volatility, 2021 Award	35.00%	35.00%
Risk free interest rate, 2021 Award	4.73%	0.73%
Dividend yield, 2021 Award	0.00%	0.00%
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (49,485,517)	$ 54,749,006
PEO [Member] | Grant Date Fair Value of Stock and Option Awards Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(133,482,896)
PEO [Member] | Year-End Fair Value of Awards Granted that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	119,640,000
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(44,826,000)	4,776,221
PEO [Member] | Vesting Date Fair Value of Awards Granted that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,622,265
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested (From Prior Year-End to Vesting Date) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,659,517)	62,193,416
PEO [Member] | Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Dollar Value of Dividends or other Earnings Paid on Stock and Option Awards Prior to Vesting (if not Reflected in the Fair Value of Such Award or Included in Total Compensation for) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Remaining contractual life, 2021 Award	1 year	2 years
Remaining contractual life, 2022 Award	2 years
Share price, 2021 Award	$ 8.7	$ 11.39
Share price, 2022 Award	$ 8.7
Volatility, 2021 Award	35.00%	35.00%
Volatility, 2022 Award	35.00%
Risk free interest rate, 2021 Award	4.73%	0.73%
Risk free interest rate, 2022 Award	4.41%
Dividend yield, 2021 Award	0.00%	0.00%
Dividend yield, 2022 Award	0.00%
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,352,753)	$ 6,058,280
Non-PEO NEO [Member] | Grant Date Fair Value of Stock and Option Awards Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,982,609)	(3,281,094)
Non-PEO NEO [Member] | Year-End Fair Value of Awards Granted that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,537,970	3,181,906
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(870,093)	932,085
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested (From Prior Year-End to Vesting Date) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(38,021)	5,225,383
Non-PEO NEO [Member] | Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Dollar Value of Dividends or other Earnings Paid on Stock and Option Awards Prior to Vesting (if not Reflected in the Fair Value of Such Award or Included in Total Compensation for) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0